Investment in Affiliates - Additional Information (Detail)	1 Months Ended									3 Months Ended	12 Months Ended
	Oct. 31, 2016 CNY (¥)	Aug. 31, 2016 CNY (¥)	Apr. 30, 2016 CNY (¥)	Jan. 31, 2016 CNY (¥)	Jul. 31, 2015 CNY (¥)	Jul. 31, 2013 CNY (¥)	Feb. 28, 2013 CNY (¥)	Nov. 30, 2012 CNY (¥)	May 31, 2011 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Investments in and Advances to Affiliates [Line Items]
Income (loss) from equity in affiliates											$ 3,218,046	¥ 22,342,896	¥ 21,352,767	¥ 13,583,865
Kunshan Jingzhao Equity Investment Management Co., Ltd.
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture									¥ 4,000,000
Equity Interest ownership									40.00%
Kunshan Vantone Zhengyuan Private Equity Fund Management Co., Ltd
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture								¥ 3,800,000
Equity Interest ownership								15.00%
Wanjia Win-Win Assets Management Co., Ltd.
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture							¥ 21,000,000
Equity Interest ownership							35.00%
Wuhu Bona Film Investment Management Limited
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture						¥ 800,000
Equity Interest ownership						15.00%
Beijing Shengyi Technology And Art Company Limited [Member]
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture					¥ 2,700,000
Equity Interest ownership					25.00%
Shanghai Weiying Gopher Investment Management Co., Ltd
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture				¥ 1,200,000
Equity Interest ownership				30.00%
Wuhu Hongxing Meikailong Equity Investment Management Co., Ltd
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture			¥ 9,800,000
Equity Interest ownership			50.00%
Hainan Alibaba Picture Investment Management Co., Ltd
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture		¥ 4,000,000
Equity Interest ownership		40.00%
Shanghai Nuoya Commercial Operation Management Co., Ltd
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture	¥ 2,000,000
Equity Interest ownership	30.00%
Gopher Transform Private Fund
Investments in and Advances to Affiliates [Line Items]
Capital injected in to a joint venture										¥ 150,000,000
Investment at cost, percentage										48.00%
Maximum | Gopher Asset Management Co., Ltd. | Real Estate Funds
Investments in and Advances to Affiliates [Line Items]
Equity Interest ownership										1.70%	1.70%	1.70%
Maximum | Gopher Asset Management Co., Ltd. | Private Equity Funds Products
Investments in and Advances to Affiliates [Line Items]
Equity Interest ownership										5.00%	5.00%	5.00%